Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,000,000.00
Previously Paid Amount	138.10
Total Fee Amount	15,276.10
Total Offset Amount	0.00
Net Fee	$ 15,138.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A